Goodwill (details) - Other Intangible Assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other intangible assets by major asset class
Intangible assets subject to amortization, gross carrying amount	$ 210	$ 210
Intangible assets subject to amortization, accumulated amortization	159	148
Intangible assets subject to amortization, net	51	62
Amortization expense for other intangible assets	11	$ 26	$ 46
Estimated intangible asset amortization expense, 2017	9
Estimated intangible asset amortization expense, 2018	8
Estimated intangible asset amortization expense, 2019	6
Estimated intangible asset amortization expense, 2020	5
Estimated intangible asset amortization expense, 2021	$ 5